SCHEDULE OF ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER PAYABLES (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 1	$ 8,093,254
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 2	8,355,457
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 3	19,269,063
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 4	15,692,067
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 5	6,467,260
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 6	5,701,872
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 7	263,856
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 8	198,171
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 9	0
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 10	103,096
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 11	0
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 12	801,790
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 13	144,660
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 14	1,004,907
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 15	109,779
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 16	102,012
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 17	518,295
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 18	$ 2,209,976